Business Organization, Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business Organization, Nature of Operations

NOTE 1 – BUSINESS ORGANIZATION, NATURE OF OPERATIONS

Medbox, Inc, which is incorporated in the state of Nevada (the “Company”), provides specialized consulting services to the marijuana industry and sells associated patented products, and medical vaporization devices. The Company works with clients who seek to enter the medical and cultivation marijuana markets in those states where approved. Medbox offers turnkey solutions that assist with licensing and compliance, site selection, design and permitting, safety and security, along with full build-out and operational oversight. The Company’s consulting solutions and technology create structure and process for clients and their respective businesses in this rapidly emerging sector. In addition, through its wholly owned subsidiary, Vaporfection International, Inc. (“VII”), the Company sells a line of vaporizer and accessory products online and through distribution partners. The Company is headquartered in Los Angeles, California.

The Company holds the license to operate a dispensary in Portland, Oregon, and a master lease on the property in which the dispensary is located. The Company entered into an Operating Agreement with an unrelated party (the “Operator”) in which the Operator will manage and operate the Dispensary. Per the terms of the Agreement, the Dispensary is “under the exclusive supervision and control of Operator, which shall be responsible for the proper and efficient operation of the Dispensary”. The term of the Agreement includes an initial term, which is five years, and a renewal term for an additional five years. The renewal term is at the discretion of the Operator.

The procurement fee for the dispensary was $400,000 (initially classified in Deferred Revenue), of which $50,000 was paid upon execution and delivery of the Agreement, and the remaining $350,000 is to be paid monthly in the amount of gross receipts less payroll and costs of inventories. If the procurement fees are not paid within six months, the payment terms become a minimum monthly payment of $5,000. As of the date of this report, there have been no amounts available under the above calculation to make payments towards the procurement fees.

The remaining $350,000 is evidenced by a Note Receivable to the Company. As of June 30, 2015 the Company determined it was not assured of the timing of the collectability of the Note Receivable and therefore has set up an allowance in the amount of $350,000 for the Note Receivable, and has reduced the Deferred Revenue to $50,000.

After the Procurement Fee is paid in full, it is the parties’ plan that ownership of the Dispensary (through a new merged corporation) will be apportioned 51% to Operator and 49% to Medbox. The Agreement also includes an annual Licensor Fee of 5% of the annual Gross Revenues, which will begin after the Procurement Fees have been paid in full.

The Company has determined that they do not hold the controlling financial interest in the Dispensary and are not the primary beneficiary, and therefore will not consolidate the Dispensary in their financial statements.

NOTE 1 – BUSINESS ORGANIZATION, NATURE OF OPERATIONS

Business Description

Medbox, Inc. (the “Company”) was incorporated in the state of Nevada on June 16, 1977, originally as Rabatco, Inc., subsequently changing its name on May 12, 2000 to MindfulEye, Inc., and again on August 30, 2011 to Medbox, Inc. Medbox, Inc. provides specialized consulting services to the marijuana industry and sells associated patented products, including its Medbox medical dispensing system and medical vaporization devices. The Company works with clients who seek to enter the medical and cultivation marijuana markets in those states where approved. Medbox offers turnkey solutions that assist with licensing and compliance, site selection, design and permitting, safety and security, along with full build-out and operational oversight. Medbox’s consulting solutions and technology create structure and process for clients and their respective businesses in this rapidly emerging sector. In addition, through its wholly owned subsidiary, Vaporfection International, Inc. (“VII”), the Company sells a line of vaporizer and accessory products online and through distribution partners. The Company is headquartered in Los Angeles, California.

On December 31, 2011, Medbox, Inc. entered into a Stock Purchase Agreement with PVM International, Inc. (“PVMI”). Pursuant to two separate closings held on January 1, 2012 and December 31, 2012, the Company acquired from PVMI all of the outstanding shares of common stock in (i) Prescription Vending Machines, Inc., (PVM) (ii) Medicine Dispensing Systems, Inc. (“MDS, Inc.”) (its Arizona subsidiary), and (iii) Medbox, Inc. (its California subsidiary that is currently inactive) (these three listed subsidiaries are hereafter referred to as the “PVMI Named Subsidiaries”), in exchange for two million shares of the Company’s common stock and a $1 million promissory note.

The transaction between Medbox, Inc. and PVMI was accounted for as a reverse acquisition, where Medbox, Inc. (the legal acquirer) is considered the accounting acquiree and the PVMI Named Subsidiaries (the legal acquiree) are considered the accounting acquirer. The assets and liabilities are transferred at their historical cost with the capital structure of Medbox, Inc. Medbox, Inc. is deemed a continuation of the business of PVMI Named Subsidiaries and the historical financial statements of PVMI Named Subsidiaries are the historical financial statements of Medbox, Inc.

The Company’s PVM subsidiary was incorporated in the state of California in 2008 and its subsidiary, MDS, Inc. was incorporated in the state of Arizona in 2011.

On March 22, 2013, the Company entered into a Securities Purchase Agreement with Vapor Systems International, LLC to acquire 100% of the outstanding common stock of VII in exchange for warrants to purchase 260,854 shares of the Company’s common stock. In addition, the Company agreed to provide up to $1,600,000 in working capital to VII at the Company’s sole discretion which included $175,000 paid to the inventor of certain patents including a warrant to purchase 5,000 shares of the Company’s common stock. This transaction was closed in April 2013.

Medbox, Inc., a Nevada corporation, operates the business directly and through the utilization of 6 operating subsidiaries, as follows:

•	Prescription Vending Machines, Inc., a California corporation, d/b/a Medicine Dispensing Systems in the State of California (“MDS”), which distributes our Medbox™ product and provides related consulting services described further below.

•	Vaporfection International, Inc., a Florida corporation through which we distribute our medical vaporizing products and accessories.

•	Medbox Property Investments, Inc., a California corporation specializing in real property acquisitions and leases for dispensaries and cultivation centers.

•	MJ Property Investments, Inc., a Washington corporation specializing in real property acquisitions and leases for dispensaries and cultivation centers in the state of Washington.

•	Medbox Management Services, Inc., a California corporation specializing in providing management oversight and compliance services to state-licensed dispensaries for cultivation, dispensing, and marijuana infused products (MIPS).

•	Medicine Dispensing Systems, Inc., an Arizona corporation, which distributes our Medbox dispensing system and provides related consulting services in the State of Arizona.

In order to obtain the license for one of the Company’s clients the Company registered an affiliated nonprofit corporation Allied Patient Care, Inc. in the state of Oregon.